Concentration Risk (Details) - Schedule of Group’s Total Revenue	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Customer A [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage	19.00%		20.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage	17.00%			[1]
Customer C [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage		[1]	18.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage		[1]	11.00%

[1]	represent percentage less than 10%